Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation of revenue from segment to consolidated [Table Text Block]
The following table reflects the reconciliation of Segment revenues to Total revenues as reported in the Consolidated Statement of Operations and Other financial information:

	Transmission & Gulf of Mexico	Northeast G&P	West	Other	Eliminations	Total
	(Millions)
2019
Segment revenues:
Service revenues
External	$3,261	$1,291	$1,364	$17	$—	$5,933
Internal	50	47	—	13	(110)	—
Total service revenues	3,311	1,338	1,364	30	(110)	5,933
Total service revenues – commodity consideration	41	12	150	—	—	203
Product sales
External	217	115	1,733	—	—	2,065
Internal	71	35	64	—	(170)	—
Total product sales	288	150	1,797	—	(170)	2,065
Total revenues	$3,640	$1,500	$3,311	$30	$(280)	$8,201

Other financial information:
Additions to long-lived assets	$1,341	$1,245	$304	$21	$—	$2,911
Proportional Modified EBITDA of equity-method investments	177	454	115	—	—	746

2018
Segment revenues:
Service revenues
External	$2,904	$935	$1,641	$22	$—	$5,502
Internal	49	41	—	12	(102)	—
Total service revenues	2,953	976	1,641	34	(102)	5,502
Total service revenues – commodity consideration	59	20	321	—	—	400
Product sales
External	174	245	2,365	—	—	2,784
Internal	261	42	83	—	(386)	—
Total product sales	435	287	2,448	—	(386)	2,784
Total revenues	$3,447	$1,283	$4,410	$34	$(488)	$8,686

Other financial information:
Additions to long-lived assets	$2,379	$477	$279	$36	$—	$3,171
Proportional Modified EBITDA of equity-method investments	183	493	94	—	—	770

2017
Segment revenues:
Service revenues
External	$2,675	$837	$1,773	$27	$—	$5,312
Internal	37	35	—	11	(83)	—
Total service revenues	2,712	872	1,773	38	(83)	5,312
Product sales
External	257	264	1,840	358	—	2,719
Internal	227	27	173	8	(435)	—
Total product sales	484	291	2,013	366	(435)	2,719
Total revenues	$3,196	$1,163	$3,786	$404	$(518)	$8,031

Other financial information:
Additions to long-lived assets	$2,095	$460	$227	$32	$—	$2,814
Proportional Modified EBITDA of equity-method investments	264	452	79	—	—	795

Reconciliation of Modified EBITDA to Net income (loss) [Table Text Block]
The following table reflects the reconciliation of Modified EBITDA to Net income (loss) as reported in the Consolidated Statement of Operations:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Modified EBITDA by segment:
Transmission & Gulf of Mexico	$2,175	$2,293	$1,337
Northeast G&P	1,314	1,086	819
West	952	38	313
Other	6	(29)	997
	4,447	3,388	3,466
Accretion expense associated with asset retirement obligations for nonregulated operations	(33)	(33)	(33)
Depreciation and amortization expenses	(1,714)	(1,725)	(1,736)
Equity earnings (losses)	375	396	434
Other investing income (loss) – net	(79)	187	282
Proportional Modified EBITDA of equity-method investments	(746)	(770)	(795)
Interest expense	(1,186)	(1,112)	(1,083)
(Provision) benefit for income taxes	(335)	(138)	1,974
Income (loss) from discontinued operations	(15)	—	—
Net income (loss)	$714	$193	$2,509

Total assets and equity method investments by reporting segment [Table Text Block]
The following table reflects Total assets and Equity-method investments by reportable segments:

	Total Assets		Equity-Method Investments
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(Millions)
Transmission & Gulf of Mexico	$18,796	$18,480	$741	$776
Northeast G&P	15,399	14,526	3,973	5,319
West	11,265	11,815	1,521	1,726
Other	1,151	849	—	—
Eliminations (1)	(571)	(368)	—	—
Total	$46,040	$45,302	$6,235	$7,821

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(1)
Eliminations primarily relate to the intercompany notes and accounts receivable generated by our cash management program.